SUBSEQUENT EVENTS (Details Narrative) - shares	Sep. 30, 2024	Mar. 11, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Transfer agent to remove restrictive legend, shares	100,000,000		100,000,000	100,000,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Transfer agent to remove restrictive legend, shares		5,000.000